Concentration of risk (Details)	12 Months Ended			173 Months Ended
	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Concentration of risk
Exchange rate appreciation				15.70%
Credit Concentration Risk Receivables	$ 0	$ 0		$ 0
Number of Sales Contracts of Apartments | contract	280
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures	0	0	0